UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2016 to June 30, 2016

August 19, 2016
 Date of Earliest Event Reported

Cazenovia Creek Funding I, LLC1
 (Exact name of securitizer as specified in its charter)

N/A	0001645385
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
William J. Cohane (704) 654-3902
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

[_] Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

[_] Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

 [_] Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

1 Cazenovia Creek Funding I, LLC (“CCFI”), is filing this Form ABS-15G in its capacity as sponsor of the Cazenovia Creek Funding I, LLC, Series 2015-1 Notes transaction, which is covered by this report (the “Specified Transaction”).  In its capacity as sponsor, CCFI is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by CCFI into the Specified Transaction.  This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which CCFI may have acted as securitizer.

PART I- REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).
Item 99.1 – Exhibits
The following is filed as an Exhibit to this Report under ABS-15G:
ABS-15G Table

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
CAZENOVIA CREEK FUNDING I, LLC
	By:	Cazenovia Creek Investment Management, LLC
(Securitizer)

Date: August 19, 2016	By:	/s/ William J. Cohane
Name: William J. Cohane
Title: Managing Member